Long Term Debt - MRD 5.875% Senior Unsecured Notes Offering - Additional Information (Detail) - 5.875% Senior Unsecured Notes ("MRD Senior Notes") [Member] - USD ($) $ in Millions	Jun. 01, 2016	Jul. 10, 2014
Debt Obligations [Line Items]
Debt Instrument, maturity date		Jul. 01, 2022
Other event of default minimum note holder percentage to accelerate		25.00%
Private Placement of Debt [Member]
Debt Obligations [Line Items]
Aggregate principal amount		$ 600.0
Senior unsecured notes interest rate		5.875%
Subsequent Event [Member]
Debt Obligations [Line Items]
Percentage of ownership in guarantor subsidiaries as of effective date	100.00%